License and Purchase Agreements - Additional Information (Detail) £ in Thousands, $ in Thousands						1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 08, 2023 GBP (£)	May 19, 2023 USD ($)	Oct. 02, 2017 USD ($)	Jan. 27, 2016 USD ($) shares	Jan. 27, 2016 CAD ($)	Aug. 31, 2017 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($)	Jan. 04, 2024 CAD ($)	Nov. 17, 2016 USD ($)	Jan. 27, 2016 CAD ($) shares
License Agreement [Line Items]
Gain loss on recognize assets sales		$ 83,736,000						$ 3,764,000
Collaborative agreement expenses								$ 1,610,000		$ 2,346,000
Common stock, issued | shares								44,654,000	44,654,000	43,916,000
Research and development								$ 47,700,000		$ 72,186,000
Preferred stock issued | shares								0	0	0
MPSII License Agreement [Member]
License Agreement [Line Items]
Upfront license fee											$ 8,000,000
Sale of Cystinosis Program [Member]
License Agreement [Line Items]
Cash payment of closing the transaction		$ 87,500,000
University of Manchester Agreement [Member] | MPSII License Agreement [Member]
License Agreement [Line Items]
Milestone payments payable							$ 80,000,000
Milestone payment paid							$ 2,000,000
Research and development expense | £	£ 3,900								£ 9,900
UHN Agreement [Member]
License Agreement [Line Items]
Research and development expense								$ 93,000		$ 161,000
Milestone fees								0		0
UHN Agreement [Member] | Fabry License Agreement [Member]
License Agreement [Line Items]
Upfront license fee				$ 75,000
Milestone payments payable				2,450,000
Option fee				$ 20,000
Cash payment of closing the transaction												$ 194
UHN Agreement [Member] | Interleukin 12 License Agreement [Member]
License Agreement [Line Items]
Upfront license fee					$ 264
Milestone payments payable														$ 19,275
Milestone fees								0		0
Annual maintenance fees					$ 50
Common stock, issued | shares				1,161,665										1,161,665
Fair value of shares issued				$ 480,000
Payments upon closing of an initial public offering				$ 2,000,000
Research and development								37,000		39,000
BioMarin Pharmaceutical Inc [Member]
License Agreement [Line Items]
Upfront license fee						$ 500,000
Preferred stock issued | shares						233,765
Milestone payments										13,000,000
Expenses related to license								0		0
GenStem Therapeutics Inc [Member]
License Agreement [Line Items]
Upfront license fee			$ 1,000,000
Milestone payments payable			$ 16,000,000
Expenses related to license								0		0
Lund University Rights Holders Agreement [Member]
License Agreement [Line Items]
Milestone payments payable													$ 550,000
Expenses related to license								$ 0		$ 0